Revenue (Tables)	12 Months Ended
Sep. 30, 2020
Revenue from Contract with Customer [Abstract]
Summary of Accounts Receivable and Deferred Revenue
The following table provides information a
b
out Accounts receivable, both billed and unbilled and deferred revenue:

	As of
	September 30, 2020	September 30, 2019
Accounts receivable — billed (net of allowances for doubtful accounts of $23,419 and $36,121 as of September 30, 2020 and 2019, respectively)	$685,485	$760,797
Accounts receivable — unbilled (current)	$175,548	$227,061
Accounts receivable — unbilled (non-current)	$42,089	$16,987

Total Accounts receivable — unbilled	$217,637	$244,048
Deferred revenue (current)	$(126,841)	$(118,182)
Deferred revenue (non-current)	$(16,529)	$(23,785)

Total Deferred revenue	$(143,370)	$(141,967)